UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
		"WASHINGTON, D.C. 20549"

		FORM 13F
          FORM 13F COVER PAGE
"Report for the Calendar Year or Quarter Ended: December 31, 2012"
Check here if Amendment [   ]; Amendment Number: 1

This Amendment (Check only one.):[   ] is a restatement.
                                 [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Menlo Advisors LLC
Address:       800 Oak Grove Avenue
               Suite 205
"              Menlo Park, CA 94025"

13F File Number:  28-10719

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person "signing the report is authorized to submit it, that all" "information contained herein is true, correct and complete, and" "that it is understood that all required items, statements," "schedules, lists, and tables, are considered integral parts of" this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Kent R. Seymour
Title:         President
Phone:         650-688-0300
"Signature, Place, and Date of Signing:"

"    Kent R. Seymour    Menlo Park, CA     Feb 12, 2013"

Report Type (Check only one.):

[ X ]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      30


"Form 13F Information Table Value Total:      $103,269"


List of Other Included Managers:

NONE

                                        	       FORM 13F INFORMATION TABLE
                                                                                                            Voting Authority
                                                                          FORM 13F INFORMATION TABLE
                                                                                                             Voting Authority
                                Title of                       Value     Shares/  Sh/ Put/ Invstmt  Other
Name of Issuer                  class               CUSIP      (x$1000)  Prn Amt  Prn Call Dscretn  Managers Sole Shared None
------------------------------  ----------------    ---------  --------  -------- --- ---- -------  ----------------------------
ABBOTT LABORATORIES             COM                 002824100  4100      61660     SH      SOLE                  0      0   61660
ACCURAY INC                     COM                 004397105  358       55600     SH      SOLE                  0      0   55600
AMERICAN INTL GROUP NEW         COM NEW             026874784  5726      162196    SH      SOLE                  0      0  162196
APPLE INC                       COM                 037833100  1296      2436      SH      SOLE                  0      0    2436
BANK OF AMERICA CORP            COM                 060505104  2336      201246    SH      SOLE                  0      0  201246
BERKSHIRE HATHAWAY NEW B        CL B NEW            084670702  10396     115901    SH      SOLE                  0      0  115901
BROOKFIELD ASSET MGMT A         CL A LTD VT SH      112585104  4853      132425    SH      SOLE                  0      0  132425
C V S CAREMARK CORP             COM                 126650100  1996      41290     SH      SOLE                  0      0   41290
CHEVRON CORPORATION             COM                 166764100  3095      28617     SH      SOLE                  0      0   28617
CISCO SYSTEMS INC               COM                 17275r102  4059      206593    SH      SOLE                  0      0  206593
CORNING INC                     COM                 219350105  4030      319310    SH      SOLE                  0      0  319310
FORTRESS INVT GP LLC CL A       CL A                34958b106  145       32920     SH      SOLE                  0      0   32920
GENERAL GROWTH PPTYS NEW        COM                 370023103  3175      159958    SH      SOLE                  0      0  159958
GOOGLE INC CLASS A              CL A                38259p508  2798      3956      SH      SOLE                  0      0    3956
HARRIS CORPORATION              COM                 413875105  5579      113950    SH      SOLE                  0      0  113950
HARTFORD FINL SVCS GRP          COM                 416515104  4839      215640    SH      SOLE                  0      0  215640
HOWARD HUGHES CORP              COM                 44267d107  2077      28440     SH      SOLE                  0      0   28440
ISHRS TR BRCLYS BD 1-3 YR       BARCLYS 1-3YR CR    464288646  2007      19030     SH      SOLE                  0      0   19030
ISHRS TR BRCLYS BD INTER        BARCLYS INTER CR    464288638  672       6040      SH      SOLE                  0      0    6040
LEUCADIA NATIONAL CORP          COM                 527288104  3963      166580    SH      SOLE                  0      0  166580
MARKEL CORP HOLDING CO          COM                 570535104  3908      9017      SH      SOLE                  0      0    9017
MKT VCTRS ETF TR GLD MNRS       GOLD MINER ETF      57060u100  2876      62005     SH      SOLE                  0      0   62005
MEDTRONIC INC                   COM                 585055106  2904      70790     SH      SOLE                  0      0   70790
MICROSOFT CORP                  COM                 594918104  2572      96311     SH      SOLE                  0      0   96311
SPDR GOLD TRUST SPDR SHS        GOLD SHS            78463v107  4067      25103     SH      SOLE                  0      0   25103
STAPLES INC                     COM                 855030102  1746      153200    SH      SOLE                  0      0  153200
SUPERIOR ENERGY SERVICES        COM                 868157108  2061      99455     SH      SOLE                  0      0   99455
VODAFONE GROUP NEW ADR F        SPONS ADR NEW       92857w209  4847      192418    SH      SOLE                  0      0  192418
WSDMTREE EMRG MKTS EQ INC       EMERG MKTS ETF      97717w315  4727      82660     SH      SOLE                  0      0   82660
YAHOO INC                       COM                 984332106  6061      304580    SH      SOLE                  0      0  304580

